Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per shares
Amount Registered | shares	143,912,243
Proposed Maximum Offering Price per Unit	10.25
Maximum Aggregate Offering Price	$ 1,475,100,490.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 203,711.38
Offering Note	1 (a). The number of shares of Series A common Stock ("Series A Common Stock") of Cartesian Growth Corporation III ("Cartesian"), which will be renamed "Factorial Holdings, Inc." at the closing of the Business Combination ("Pubco"), being registered includes 27,600,000 of Cartesian's Class A ordinary shares that were sold pursuant to Cartesian's Registration Statement on Form S-1 (File No. 333-284565), each of which will automatically convert into shares of Series A Common Stock of PubCo in the Domestication and remain outstanding following the Business Combination. 1 (b). Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. 1(c). Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of Cartesian's Class A ordinary shares on the Nasdaq Capital Market ("Nasdaq") on March 24, 2026 ($10.25 per share), in accordance with Rule 457(f)(1).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Amount Registered | shares	16,200,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	2(a). The number of warrants to acquire shares of Class A Common Stock being registered represents (i) 13,800,000 warrants issued in the IPO ("Public Warrants") and (ii) 2,400,000 warrants acquired by Cantor Fitzgerald & Co. ("Cantor") for an aggregate purchase price of $2,400,000 in a private placement simultaneously with the closing of the IPO ("Cantor Warrants"). The Public Warrants and the Cantor Warrants will automatically be converted by operation of law into warrants to acquire shares of Series A Common Stock of PubCo as a result of the Domestication. 2(b). The maximum number of Public Warrants and Cantor Warrants and shares of Series A Common Stock of PubCo issuable upon exercise of the Public Warrants and Cantor Warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to such Public Warrants and Cantor Warrants has been allocated to the shares of Series A Common Stock of PubCo issuable upon exercise of the Public Warrants and Cantor Warrants and included in the registration fee as calculated in footnote (7) below. No separate registration fee is required pursuant to Rule 457(g) under the Securities Act. 2(c). See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of warrants
Amount Registered | shares	16,200,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 186,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,728.03
Offering Note	3(a). Represents shares of Series A Common Stock of PubCo to be issued upon the exercise of the Public Warrants and the Cantor Warrants. 3(b). Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants. 3(c). See Footnote 1.